UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Trenchless Fund ETF
RVER (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Trenchless Fund ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.river1.us/rver. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trenchless Fund ETF	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Our Growth at a Reasonable Price, or GARP strategy, stacked up decently against general stock market conditions. We were able to own names within growth industries, some of which repriced higher as we expected when we entered the positions. Some have not yet repriced as active and sector funds have not yet found the value, helping drive hoped repricing. In some cases, we’ve exited positions attempting to better line up with market conditions, and in certain cases been patient.

Top Contributors
↑	Alphabet Inc., Eli Lilly & Co., SoFi Technologies Inc.

Top Detractors
↓	Mobileye Global Inc., Lululemon Athletica Inc., Novo Nordisk A/S
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/02/2024)
Trenchless Fund ETF NAV	5.95	13.92
NASDAQ Composite Total Return Index	21.14	23.60
S&P 500 TR	17.88	18.50
Visit https://www.river1.us/rver for more recent performance information.
Trenchless Fund ETF	PAGE 1	TSR-AR-00777X546

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$105,552,232
Net Advisory Fee	$550,824
Number of Holdings	17
Portfolio Turnover	232%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Sectors	(%)
Health Care	22.1%
Consumer Discretionary	17.9%
Communications	16.7%
Financials	15.4%
Technology	13.7%
Industrials	9.2%
Cash & Other	5.0%

Top 10 Issuers	(%)
Novo Nordisk AS	14.4%
Meta Platforms, Inc.	12.0%
Amazon.com, Inc.	7.9%
Oscar Health, Inc.	7.7%
Rocket Cos., Inc.	7.2%
First American Government Obligations Fund	6.3%
Mobileye Global, Inc.	4.8%
United Rentals, Inc.	4.8%
Trade Desk, Inc.	4.7%
Atlassian Corp.	4.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.river1.us/rver.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Trenchless Fund ETF	PAGE 2	TSR-AR-00777X546

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian S. Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Trenchless Fund ETF
	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$14,500	$14,500
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Trenchless Fund ETF
	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$3,000	$3,000
Registrant’s Investment Adviser	None	None

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Russell Emery, Brian Ferrie and Wan-Chong Kung.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Trenchless Fund ETF
Annual Financial Statements
December 31, 2025

Trenchless Fund ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 95.0%
Consumer Discretionary Products - 8.4%
Mobileye Global, Inc. - Class A(a)	489,696	$5,112,426
On Holding AG - Class A(a)	80,000	3,718,400
		8,830,826
Consumer Discretionary Services - 1.6%
Sweetgreen, Inc. - Class A(a)	252,850	1,709,266
Financial Services - 15.4%
Cleanspark, Inc.(a)	393,941	3,986,683
PayPal Holdings, Inc.	80,435	4,695,795
Rocket Cos., Inc. - Class A	391,494	7,579,324
		16,261,802
Health Care - 22.1%
Novo Nordisk AS - ADR	299,646	15,245,989
Oscar Health, Inc. - Class A(a)	564,657	8,114,121
		23,360,110
Industrial Products - 4.4%
Generac Holdings, Inc.(a)	34,000	4,636,580
Industrial Services - 4.8%
United Rentals, Inc.	6,207	5,023,449
Media - 16.7%
Meta Platforms, Inc. - Class A	19,159	12,646,664
Trade Desk, Inc. - Class A(a)	131,748	5,001,154
		17,647,818
Retail & Wholesale - Discretionary - 7.9%
Amazon.com, Inc.(a)	36,244	8,365,840
Software & Tech Services - 13.7%
Atlassian Corp. - Class A(a)	30,090	4,878,792
Monday.com Ltd.(a)	32,978	4,866,234
ServiceNow, Inc.(a)	31,025	4,752,720
		14,497,746
TOTAL COMMON STOCKS (Cost $106,432,096)		100,333,437
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.3%
First American Government Obligations Fund - Class X, 3.67%(b)	6,630,518	6,630,518
TOTAL MONEY MARKET FUNDS (Cost $6,630,518)		6,630,518
TOTAL INVESTMENTS - 101.3% (Cost $113,062,614)		$106,963,955
Liabilities in Excess of Other Assets - (1.3)%		(1,411,723)
TOTAL NET ASSETS - 100.0%		$105,552,232

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Trenchless Fund ETF
Statement of Assets and Liabilities
December 31, 2025

ASSETS:
Investments, at value	$106,963,955
Receivable for investments sold	804,944
Dividend tax reclaims receivable	29,193
Dividends receivable	18,250
Total assets	107,816,342
LIABILITIES:
Payable for investments purchased	2,207,316
Payable to Advisor	56,794
Total liabilities	2,264,110
NET ASSETS	$ 105,552,232
Net Assets Consists of:
Paid-in capital	$116,606,596
Total accumulated losses	(11,054,364)
Total net assets	$ 105,552,232
Net assets	$105,552,232
Shares issued and outstanding(a)	3,420,000
Net asset value, offering and redemption price per share	$30.86
Cost:
Investments, at cost	$113,062,614

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Trenchless Fund ETF
Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Dividend income	$681,058
Less: Issuance fees	(5,848)
Less: Dividend withholding taxes	(41,220)
Total investment income	633,990
EXPENSES:
Investment advisory fee	550,824
Total expenses	550,824
Net investment income	83,166
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,402,663)
In-kind redemptions	17,757,463
Net realized gain	14,354,800
Net change in unrealized appreciation (depreciation) on:
Investments	(10,217,430)
Net change in unrealized depreciation	(10,217,430)
Net realized and unrealized gain	4,137,370
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,220,536

The accompanying notes are an integral part of these financial statements.

3

Trenchless Fund ETF
Statements of Changes in Net Assets

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$83,166	$(5,153)
Net realized gain	14,354,800	5,412,983
Net change in unrealized appreciation (depreciation)	(10,217,430)	4,118,771
Net increase in net assets from operations	4,220,536	9,526,601
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,012,376)	—
Total distributions to shareholders	(2,012,376)	—
CAPITAL TRANSACTIONS:
Shares sold	119,979,820	79,865,885
Shares redeemed	(77,381,671)	(28,646,563)
Net increase in net assets from capital transactions	42,598,149	51,219,322
Net increase in net assets	44,806,309	60,745,923
NET ASSETS:
Beginning of the period	60,745,923	—
End of the period	$ 105,552,232	$60,745,923
SHARES TRANSACTIONS
Shares sold	3,850,000	3,140,000
Shares redeemed	(2,480,000)	(1,090,000)
Total increase in shares outstanding	1,370,000	2,050,000

(a)	Inception date of the Fund was April 2, 2024.
The accompanying notes are an integral part of these financial statements.

4

Trenchless Fund ETF
Financial Highlights
For a capital share outstanding throughout each period presented:

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.63	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	(0.00)(c)
Net realized and unrealized gain on investments	1.73	4.63(d)
Total from investment operations	1.76	4.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—
Net realized gains	(0.51)	—
Total distributions	(0.53)	—
Net asset value, end of period	$30.86	$29.63
Total return(e)	5.95%	18.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$105,552	$60,746
Ratio of expenses to average net assets(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	0.10%	(0.01)%
Portfolio turnover rate(e)(g)	232%	153%

(a)	Inception date of the Fund was April 2, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

Trenchless Fund ETF
Notes to Financial Statements
December 31, 2025
Note 1 – Organization
Trenchless Fund ETF (the “Fund”) is a non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund, and River1 Asset Management, LLC (“River1” or the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was April 2, 2024. The investment objective of the Fund seeks capital appreciation.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe and/or cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statement of Changes in Net Assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

6

Trenchless Fund ETF
Notes to Financial Statements
December 31, 2025(Continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of December 31, 2025:

Investments*	Level 1	Level 2	Level 3	Total
Common Stocks	$100,333,437	$—	$—	$100,333,437
Money Market Funds	6,630,518	—	—	6,630,518
Total Investments	$106,963,955	$—	$—	$106,963,955

*	See the Schedule of Investments for further detail of investment classifications.
(B)
Securities Transactions, Investment Income and Expenses – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(C)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the year ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the

7

Trenchless Fund ETF
Notes to Financial Statements
December 31, 2025(Continued)
Statement of Operations. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(E)
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the executive team of Sub-Advisor, comprised of the Chief Executive Officer and Chief Investment Officer, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets. The Sub-Advisor has agreed to assume the Advisor’s obligation to pay substantially all expenses of the Fund as described in the paragraph above.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. The implementation of any such payments would have to be approved by the Board prior to implementation. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, these fees will increase the cost of your investment and may cost you more over time than certain other types of sales charges.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the year ended December 31, 2025, were as follows:

Purchases	$229,175,908
Sales	$182,967,386

Purchases and sales of in-kind transactions associated with creations and redemptions during the year ended December 31, 2025, were as follows:

Purchases In-Kind	$73,690,240
Sales In-Kind	$76,856,053

8

Trenchless Fund ETF
Notes to Financial Statements
December 31, 2025(Continued)
Note 5 – Federal Income Tax Information
At December 31, 2025, the components of accumulated earnings for income tax purposes were as follows:

Tax Cost of Investments	$116,409,843
Unrealized Appreciation	1,467,290
Unrealized Depreciation	(10,913,178)
Net Unrealized Depreciation on Investments	(9,445,888)
Undistributed Ordinary Income	4,894
Undistributed Long-Term Gains	208,441
Other Accumulated Gain/(Loss)	(1,821,811)
Total Accumulated Losses	$(11,054,364)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, permanent differences in book and tax accounting have been reclassified to capital, and distributable earnings as follows:

Distributable Earnings(a)	Paid In Capital(a)
$ (16,850,267)	$16,850,267

(a)	Reclassifications resulted from securities redeemed in-kind.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Year Ended December 31, 2025
Distributions Paid From:
Ordinary Income	$2,012,376
Short-Term Capital Gains	—
Total Distributions Paid	2,012,376

The Fund made no distributions during the period ended December 31, 2024.
The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of December 31, 2025, the Fund had post-October losses of 1,821,811.
At December 31, 2025, the Fund had no capital loss carryforwards.
Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9

Trenchless Fund ETF
Notes to Financial Statements
December 31, 2025(Continued)
Note 7 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to December 31, 2025, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Non-Diversification Risk. A non-diversified fund under the federal securities laws may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore, events affecting those companies have a greater impact on the Fund than on a diversified fund.
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors.
NOTE 9 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

10

Trenchless Fund ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Trenchless Fund ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Trenchless Fund ETF (the “Fund”), a series of Advisor Managed Portfolios (the “Fund”), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period April 2, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31 2025, the results of its operations for the year then ended, the changes in net assets and the financial highlights for the year then ended and for the period April 2, 2024 (commencement of operations) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and broker; when a reply was not received from the broker, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

11

Trenchless Fund ETF
Additional Information
December 31, 2025 (Unaudited)
Tax Information
For the year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 21.56%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2025 was 9.05%.
The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
Approval of Investment Advisory Agreement
At a meeting held on December 3-4, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), which was composed entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the following agreements (collectively, the “Agreements”):
•	the Investment Advisory Agreement between Sound Capital Solutions LLC (the “Advisor”) and the Trust, on behalf of Trenchless Fund ETF (the “Fund”); and
•	the Investment Sub-Advisory Agreement between the Advisor and River1 Asset Management LLC (the “Sub-Advisor”) with respect to the Fund.
In advance of the meeting, the Board received, reviewed, and discussed substantial information regarding the Fund, the Advisor, the Sub-Advisor, and the services provided by the Advisor and Sub-Advisor to the Fund under the Agreements, including information about the portfolio managers, the resources of the Advisor and the Sub-Advisor, and the Fund’s performance and advisory and sub-advisory fees. The Trustees considered the review of the Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor and the Sub-Advisor. The information prepared specifically for the annual review of the Agreements supplemented the information provided to the Trustees throughout the year related to the Advisor, the Sub-Advisor, and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor and the Sub-Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees were advised by independent legal counsel during the review process and met in executive session with such counsel without representatives from the Advisor or Sub-Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Agreements.
In considering the Agreements, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor and Sub-Advisor, the Trustees considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s oversight responsibilities as they relate to the Sub-Advisor, both in terms of investment and compliance monitoring, and the other services to be provided to the Fund by the Advisor. The Board also considered the Advisor’s and Sub-Advisor’s resources and compliance structure, including information regarding their respective compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan, as well as each one’s experience providing similar services to other clients. The Board concluded that the Advisor and Sub-Advisor each had sufficient quality and depth of

12

Trenchless Fund ETF
Additional Information
December 31, 2025 (Unaudited)(Continued)
personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Agreements, as applicable, and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.
•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark index. The Board considered that the Fund outperformed the NASDAQ Composite Total Return Index for the one-year period ended June 30, 2025. The Board also considered that the Fund outperformed its peer groups’ averages for the one-year period ended September 30, 2025.

•
The Trustees reviewed the cost of the Advisor’s and Sub-Advisor’s services, and the structure and level of the Fund’s advisory fee as a unitary fee, including a comparison to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Trustees noted that the advisory fee was above the focused peer group average and was in the second quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was higher than the focused peer group average and lower than the larger peer group average and was in the second quartile of the focused peer group out of four quartiles (a lower quartile number indicates higher expenses). The Board considered that the Advisor was responsible for paying the Sub-Advisor out of the unitary fee and that the sub-advisory fee reflected an arm’s-length negotiation between the Advisor and Sub-Advisor based on the nature of services provided. After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

•
The Trustees considered the profitability of the Advisor and Sub-Advisor from managing the Fund. In assessing the Advisor’s and Sub-Advisor’s profitability, the Trustees reviewed the Advisor’s and Sub-Advisor’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Advisor and Sub-Advisor from managing the Fund. The Trustees concluded that the Advisor’s and Sub-Advisor’s profits, if any, from managing the Fund were not excessive and, after a review of the relevant financial information, the Advisor and Sub-Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

•
The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to the Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/06/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/06/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	3/06/2026